Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues (Note 4)	$ 392,706	$ 339,549	$ 219,196
Expenses:
Voyage expenses, net (Note 12)	7,733	9,833	11,619
Vessel operating expenses (Note 12)	59,083	50,170	37,928
Vessel operating expenses - related parties (Notes 5, 12)	9,144	8,722	6,165
General and administrative expenses (including $3,708, $2,980 and $2,564 to related parties, for the years ended December 31, 2025, 2024 and 2023, respectively) (Notes 5, 15)	15,598	16,682	13,445
Vessel depreciation and amortization (Note 6)	87,213	76,454	47,559
Impairment of vessels	0	0	11,157
Operating income, net	213,935	177,688	91,323
Other (expense) / income, net:
Interest expense and finance cost (including $3,174 to related party, for the year ended December 31, 2024) (Note 5, 8)	(103,128)	(125,760)	(84,330)
Other income, net (Note 9)	2,587	3,262	1,254
Total other expense, net	(100,541)	(122,498)	(83,076)
Net income from continuing operations	113,394	55,190	8,247
Net income from discontinued operations (Note 3)	57,365	138,444	38,961
Net income from operations	170,759	193,634	47,208
Net income attributable to General Partner (Note 16)	0	743	680
Deemed dividend to General Partner (Note 16)	0	46,184	0
Net income attributable to unvested shares (Note 16)	0	808	929
Net income attributable to common shareholders (Note 16)	$ 170,759	$ 145,899	$ 45,599
Net income from continuing operations per:
Earnings Per Share, Basic	$ 1.92	$ 0.15	$ 0.38
Earnings Per Share, Diluted	$ 1.92	$ 0.15	$ 0.38
Weighted Average Number of Shares Outstanding, Basic	58,919,848	56,094,666	21,182,471
Weighted Average Number of Shares Outstanding, Diluted	59,191,879	56,094,666	21,182,471
Net income from discontinued operations per:
Earnings Per Share, Basic	$ 0.97	$ 2.45	$ 1.77
Earnings Per Share, Diluted	$ 0.97	$ 2.45	$ 1.77
Weighted Average Number of Shares Outstanding, Basic	58,919,848	56,094,666	21,182,471
Weighted Average Number of Shares Outstanding, Diluted	59,191,879	56,094,666	21,182,471
Net income from operations per:
Earnings Per Share, Basic	$ 2.90	$ 2.60	$ 2.15
Earnings Per Share, Diluted	$ 2.88	$ 2.60	$ 2.15
Weighted Average Number of Shares Outstanding, Basic	58,919,848	56,094,666	21,182,471
Weighted Average Number of Shares Outstanding, Diluted	59,191,879	56,094,666	21,182,471
Net income from operations	$ 170,759	$ 193,634	$ 47,208
Other comprehensive (loss) / income:
Unrealized (loss) / income on derivative instruments (Note 9)	(1,286)	1,297	3,180
Total comprehensive income	$ 169,473	$ 194,931	$ 50,388